Risk Report - Credit Risk Exposure - Maximum Exposure to Credit Risk (Detail) - EUR (€) € in Millions		Dec. 31, 2023		Dec. 31, 2022
Maximum exposure to credit risk [Member]
Financial assets at amortized cost [Abstract]
Cash and central bank balances		€ 178,424	[1]	€ 178,897	[2]
Interbank balances (w/o central banks)		6,144	[1]	7,199	[2]
Central bank funds sold and securities purchased under resale agreements		14,725	[1]	11,479	[2]
Securities borrowed		39	[1]	0
Loans		484,527	[1]	495,979
Other assets subject to credit risk	[3]	82,826		98,336	[2],[4],[5],[6]
Total financial assets at amortized cost	[7]	766,685	[1]	791,891	[2],[8]
Trading assets		122,841	[1]	90,180	[2],[9]
Positive market values from derivative financial instruments		251,877		299,856	[9]
Non-trading financial assets mandatory at fair value through profit or loss		87,153	[1]	88,799	[2],[9]
Of which: [Abstract]
Securities purchased under resale agreement		65,937	[1]	63,855
Securities borrowed		13,036	[1]	17,414
Loans		812	[1]	1,037
Financial assets designated at fair value through profit or loss		75	[1]	168	[2],[9]
Total financial assets at fair value through profit or loss	[10]	461,946	[1]	479,002	[2],[9]
Financial assets at fair value through other comprehensive income		35,546	[1]	31,675
Of which: [Abstract]
Securities purchased under resale agreement		1,805	[1]	2,156
Loans		4,867	[1]	4,069
Financial guarantees and other credit related contingent liabilities	[11]	65,131	[1]	67,214
Revocable and irrevocable lending commitments and other credit related commitments	[11]	255,409	[1]	251,021	[12]
Total off-balance sheet		320,540	[1]	318,234
Maximum exposure to credit risk		1,584,717	[1]	1,620,803
Subject to Impairment [Member]
Financial assets at amortized cost [Abstract]
Cash and central bank balances		178,424		178,897
Interbank balances (w/o central banks)		6,144		7,199
Central bank funds sold and securities purchased under resale agreements		14,725		11,479
Securities borrowed		39		0
Loans		484,527		495,979
Other assets subject to credit risk	[3]	77,541		93,221	[4],[5],[6]
Total financial assets at amortized cost	[7]	761,400		786,776
Of which: [Abstract]
Financial assets at fair value through other comprehensive income		35,546		31,675
Of which: [Abstract]
Securities purchased under resale agreement		1,805		2,156
Loans		4,867		4,069
Financial guarantees and other credit related contingent liabilities		64,798		67,214	[11]
Revocable and irrevocable lending commitments and other credit related commitments		254,016		249,959	[11]
Total off-balance sheet		318,814	[11]	317,173
Maximum exposure to credit risk		1,115,760		1,135,624
Netting [Member]
Financial assets at amortized cost [Abstract]
Other assets subject to credit risk	[3]	24,019		29,171	[4],[5],[6]
Total financial assets at amortized cost		24,019		29,871	[7]
Positive market values from derivative financial instruments		195,517		227,361	[9]
Non-trading financial assets mandatory at fair value through profit or loss		1,931		2,480	[9]
Of which: [Abstract]
Securities purchased under resale agreement		1,931		2,480
Total financial assets at fair value through profit or loss		197,447		229,841	[9],[10]
Of which: [Abstract]
Maximum exposure to credit risk		221,466		259,712
Collateral [Member]
Financial assets at amortized cost [Abstract]
Central bank funds sold and securities purchased under resale agreements		13,761		10,771
Securities borrowed				0
Loans		260,047		269,428
Other assets subject to credit risk	[3]	914		871	[4],[5],[6]
Total financial assets at amortized cost	[7]	274,755		281,070
Trading assets		1,458		1,573	[9]
Positive market values from derivative financial instruments		40,036		53,290	[9]
Non-trading financial assets mandatory at fair value through profit or loss		76,894		78,920	[9]
Of which: [Abstract]
Securities purchased under resale agreement		63,877		61,376
Securities borrowed		12,863		17,300
Loans		89		78	[9]
Total financial assets at fair value through profit or loss		118,388		133,783	[9],[10]
Financial assets at fair value through other comprehensive income		2,744		2,622
Of which: [Abstract]
Securities purchased under resale agreement		1,740		1,732
Loans		16		11
Financial guarantees and other credit related contingent liabilities		4,127		4,738	[11]
Revocable and irrevocable lending commitments and other credit related commitments		21,736		24,769	[11]
Total off-balance sheet		25,863	[11]	29,507
Maximum exposure to credit risk		421,750		446,982
Guarantees and Credit derivatives [Member]
Financial assets at amortized cost [Abstract]
Loans	[13]	42,191		38,899	[14]
Other assets subject to credit risk	[3]	626		317	[4],[5],[6],[13],[14]
Total financial assets at amortized cost	[7],[13]	42,817		39,216	[8],[14]
Trading assets	[13]	951		1,264	[9],[14]
Positive market values from derivative financial instruments		30		6	[9],[14]
Non-trading financial assets mandatory at fair value through profit or loss	[13]	92		69	[9],[14]
Of which: [Abstract]
Loans		72		46	[9],[13],[14]
Financial assets designated at fair value through profit or loss	[9],[13],[14]			94
Total financial assets at fair value through profit or loss		1,072		1,433	[10],[13],[14]
Financial assets at fair value through other comprehensive income		988	[10]	879	[9],[14]
Of which: [Abstract]
Loans		976		879	[14]
Financial guarantees and other credit related contingent liabilities		7,136		7,482	[11],[14]
Revocable and irrevocable lending commitments and other credit related commitments	[11]	6,779		5,694	[14]
Total off-balance sheet		13,915	[11]	13,176	[12],[14]
Maximum exposure to credit risk		58,792		54,704	[14]
Total credit enhancements [Member]
Financial assets at amortized cost [Abstract]
Central bank funds sold and securities purchased under resale agreements		13,761		11,471
Securities borrowed				0
Loans		302,239		308,327
Other assets subject to credit risk	[3]	25,559		30,359	[4],[5],[6]
Total financial assets at amortized cost	[7]	341,591		350,158
Trading assets		2,408		2,837	[9]
Positive market values from derivative financial instruments		235,583		280,657	[9]
Non-trading financial assets mandatory at fair value through profit or loss		78,917		81,469	[9]
Of which: [Abstract]
Securities purchased under resale agreement		65,807		63,855
Securities borrowed		12,863		17,300
Loans		160		124
Financial assets designated at fair value through profit or loss		0		94	[9]
Total financial assets at fair value through profit or loss		316,908		365,057	[9],[10]
Financial assets at fair value through other comprehensive income		3,732		3,500
Of which: [Abstract]
Securities purchased under resale agreement		1,740		1,732
Loans		991		890
Financial guarantees and other credit related contingent liabilities		11,263		12,220	[11]
Revocable and irrevocable lending commitments and other credit related commitments		28,515		30,463	[11]
Total off-balance sheet		39,777	[11]	42,683
Maximum exposure to credit risk		€ 702,008		€ 761,398

[1]	Does not include credit derivative notional sold (€ 540,063 million) and credit derivative notional bought protection
[2]	Does not include credit derivative notional sold (€ 738,733 million) and credit derivative notional bought protection
[3]	Includes Asset Held for Sale regardless of accounting classification
[4]	All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[5]	All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[6]	Includes Asset Held for Sale regardless of accounting classification
[7]	All amounts at gross value before deductions of allowance for credit losses
[8]	All amounts at gross value before deductions of allowance for credit losses
[9]	Excludes equities, other equity interests and commodities
[10]	Excludes equities, other equity interests and commodities
[11]	Figures are reflected at notional amounts
[12]	Figures are reflected at notional amounts
[13]	Bought Credit protection is reflected with the notional of the underlying
[14]	Bought Credit protection is reflected with the notional of the underlying